Financial instruments and risk management - Summary of Categories of Financial Assets (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Financial Assets [Line Items]
Financial assets	£ 54,543	£ 72,343
Trade Receivables
Disclosure of Financial Assets [Line Items]
Financial assets	228	915
Cash and Cash Equivalents
Disclosure of Financial Assets [Line Items]
Financial assets	54,031	54,816
U.S.Treasury Bills
Disclosure of Financial Assets [Line Items]
Financial assets		16,328
Non-current Financial Assets at Amortised Cost
Disclosure of Financial Assets [Line Items]
Financial assets	£ 284	£ 284